Income Taxes (Breakdown of Net Operating Loss Carryforwards by Tax Jurisdiction) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020		Mar. 31, 2019
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards	[1]	¥ 163,264		¥ 167,755
Operating loss, Valuation allowance		(141,000)		(140,000)
Deferred tax assets,Operating loss carryforward net of valuation allowance		22,000		28,000
Japan
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		110,000	[2]	111,000	[3]
Operating loss, Valuation allowance		(92,000)	[2]	(92,000)	[3]
Deferred tax assets,Operating loss carryforward net of valuation allowance		18,000	[2]	19,000	[3]
United States of America
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		3,000		8,000
Deferred tax assets,Operating loss carryforward net of valuation allowance		3,000		8,000
United Kingdom
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards	[4]	47,000		46,000
Operating loss, Valuation allowance	[4]	(47,000)		(46,000)
Others
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		3,000		3,000
Operating loss, Valuation allowance		(2,000)		(2,000)
Deferred tax assets,Operating loss carryforward net of valuation allowance		¥ 1,000		¥ 1,000

[1]	The amount includes ¥107,246 million and ¥101,498 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2019 and 2020, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥88,294 million and ¥86,591 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[2]	¥101 billion of the Japan deferred tax assets of ¥110 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026.
[3]	¥107 billion of the Japan deferred tax assets of ¥111 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026
[4]	The United Kingdom net operating loss carryforwards may be carried forward indefinitely for tax purposes.